Business Segments and Enterprise-Wide Information (Schedule Of Segment Performance) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 554,230		$ 532,220		$ 1,128,916		$ 1,100,399
Expenses:
Direct operating	367,101	[1]	356,799	[1]	774,900	[1]	747,209	[1]
Marketing	7,539		5,610		15,496		12,567
Research and development	3,889		3,614		8,286		7,544
General and administrative	55,746		52,788		110,962		100,599
Segment operating income (loss)	119,955		113,409		219,272		232,480
Less: depreciation and amortization	(49,624)		(43,629)		(101,079)		(84,420)
Operating income	70,331		69,780		118,193		148,060
Income (loss) from equity method investments, net	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Income (loss) from before income taxes	47,704		61,650		83,067		151,018
Redbox [Member]
Segment Reporting Information [Line Items]
Revenue	478,518		457,968		986,438		960,910
Expenses:
Direct operating	323,266		316,515		689,947		668,783
Marketing	5,975		3,915		12,174		8,826
Research and development	0		249		4		730
General and administrative	42,084		40,569		84,946		77,033
Segment operating income (loss)	107,193		96,720		199,367		205,538
Less: depreciation and amortization	(40,364)		(35,335)		(80,741)		(67,778)
Operating income	66,829		61,385		118,626		137,760
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Income (loss) from before income taxes	66,829		61,385		118,626		137,760
Coin [Member]
Segment Reporting Information [Line Items]
Revenue	74,526		73,855		139,909		138,681
Expenses:
Direct operating	39,801		39,307		77,457		76,233
Marketing	952		1,109		2,005		2,829
Research and development	1,911		1,008		3,679		2,188
General and administrative	6,439		6,704		12,728		12,385
Segment operating income (loss)	25,423		25,727		44,040		45,046
Less: depreciation and amortization	(8,770)		(8,279)		(16,954)		(16,620)
Operating income	16,653		17,448		27,086		28,426
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Income (loss) from before income taxes	16,653		17,448		27,086		28,426
New Ventures [Member]
Segment Reporting Information [Line Items]
Revenue	1,186		397		2,569		808
Expenses:
Direct operating	3,668		849		6,789		1,947
Marketing	525		570		1,163		875
Research and development	1,877		2,266		4,422		4,434
General and administrative	4,765		2,864		8,126		5,321
Segment operating income (loss)	(9,649)		(6,152)		(17,931)		(11,769)
Less: depreciation and amortization	(490)		(15)		(3,384)		(22)
Operating income	(10,139)		(6,167)		(21,315)		(11,791)
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Income (loss) from before income taxes	(10,139)		(6,167)		(21,315)		(11,791)
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue	0		0		0		0
Expenses:
Direct operating	366		128		707		246
Marketing	87		16		154		37
Research and development	101		91		181		192
General and administrative	2,458		2,651		5,162		5,860
Segment operating income (loss)	(3,012)		(2,886)		(6,204)		(6,335)
Less: depreciation and amortization	0		0		0		0
Operating income	(3,012)		(2,886)		(6,204)		(6,335)
Income (loss) from equity method investments, net	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Income (loss) from before income taxes	$ (25,639)		$ (11,016)		$ (41,330)		$ (3,377)

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.